Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of basic and diluted loss per share
	Three Months Ended September 30, 2020	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2020	Period from June 3, 2019 (Inception) through September 30, 2019
Net loss	$(1,961,854)	$—	$(2,047,597)	$—
Less: Loss attributable to common stock subject to possible redemption	(31,646)	—	(41,955)	—

Adjusted net loss	$(1,993,500)	$—	$(2,089,552)	$—

Weighted average shares outstanding, basic and diluted	5,450,881	5,000,000	7,654,134	5,000,000

Basic and diluter loss per common share	$(0.37)	$—	$(0.27)	$—